Significant Accounting Policies - Summary of Basic and Diluted Loss Per Ordinary Share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Common Class A [Member] | Redeemable Common Stock [Member]
Numerator [Abstract]
Net loss allocable	$ (19,371,838)	$ (2,072,758)
Denominator [Abstract]
Weighted average shares outstanding, basic	10,870,337	28,750,000
Weighted average shares outstanding, diluted	10,870,337	28,750,000
Basic, net (loss) income per share	$ (1.78)	$ (0.07)
Diluted, net (loss) income per share	$ (1.78)	$ (0.07)
Common Class A And Class B [Member] | Non Redeemable Common Stock [Member]
Numerator [Abstract]
Net loss allocable	$ (12,808,719)	$ (518,190)
Denominator [Abstract]
Weighted average shares outstanding, basic	7,187,500	7,187,500
Weighted average shares outstanding, diluted	7,187,500	7,187,500
Basic, net (loss) income per share	$ (1.78)	$ (0.07)
Diluted, net (loss) income per share	$ (1.78)	$ (0.07)